ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	11.28%
Provisions	$ 81,422	$ 83,299
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	$ 81,422	$ 83,299	$ 80,570